GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2014
GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS

NOTE 7. GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS

Changes in the carrying amount of goodwill, trademarks and other intangible assets for the fiscal years ended June 30, 2014 and 2013, were as follows:

	Goodwill
	Cleaning	Lifestyle	Household	International	Total
Balance June 30, 2012	$323	$244	$85	$460	$1,112
Translation adjustments and other	-	-	-	(7)	(7)
Balance June 30, 2013	$323	$244	$85	$453	$1,105
Translation adjustments and other	-	-	-	(4)	(4)
Balance June 30, 2014	$323	$244	$85	$449	$1,101

	Trademarks			Other intangible assets
	Subject to amortization	Not subject to amortization	Total	Technology and product formulae	Other	Total
Balance June 30, 2012	$19	$537	$556	$23	$63	$86
Amortization	(3)	-	(3)	(9)	(6)	(15)
Translation adjustments and other	-	-	-	5	(2)	3
Balance June 30, 2013	$16	$537	$553	$19	$55	$74
Acquisitions and other additions	-	-	-	-	5	5
Amortization	(1)	-	(1)	(9)	(6)	(15)
Impairment	-	(4)	(4)	-	-	-
Translation adjustments and other	(1)	-	(1)	-	-	-
Balance June 30, 2014	$14	$533	$547	$10	$54	$64

Intangible assets subject to amortization were net of total accumulated amortization of $291 and $275 as of June 30, 2014 and 2013, respectively, of which $22 and $21, respectively, related to trademarks. Total accumulated amortization included $142 and $136 as of June 30, 2014 and 2013, respectively, related to intangible assets subject to amortization that were fully amortized, of which $13 and $13, respectively, related to trademarks. Estimated amortization expense for these intangible assets is $9, $5, $5, $4 and $3 for fiscal years 2015, 2016, 2017, 2018 and 2019, respectively.

In fiscal year 2014, the Company entered into an exclusivity agreement with a manufacturer. In connection with the agreement, the Company recorded an Other Intangible Asset valued at $4 that will be amortized over the 7-year term of the agreement. The agreement may be renewed for an additional 3 years at no cost upon mutual consent.

As a result of the effective devaluation of the Venezuelan currency in the third quarter of fiscal year 2014, the Company assessed whether recorded values of intangible assets attributable to the Venezuela subsidiary and goodwill of the reporting unit which included Venezuela were impaired. As a result of its assessment, the Company identified indications of impairment and recorded noncash tax deductible impairment charges on trademark values totaling $4 , which is reflected in the International reportable segment, Of this amount $3 is related to continuing operations and is reflected in other income, net and $1 is related to trademarks held on the books of Clorox Venezuela and is reflected in earnings from discontinued operations, net. The Company used an income approach, the relief-from-royalty method, to estimate the fair value of the trademarks, and as such, the fair value measurement was classified as Level 3. For a further discussion of Clorox Venezuela's intangible and other asset balances, refer to Note 2 – Discontinued Operations.

During the fourth quarter of fiscal years 2014, 2013 and 2012, the Company completed its annual impairment tests of goodwill and indefinite-lived intangible assets and no instances of impairment were identified.